Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Revenues	$ 14,016,957	$ 12,404,234
Cost of revenues	(12,328,151)	(11,061,783)
Gross profit	1,688,806	1,342,451
Operating expenses:
Sales and marketing expenses	(208,312)	(293,041)
General and administrative expenses	(417,892)	(416,039)
Research and development expenses	(407,437)	(458,025)
Total operating expenses	(1,033,641)	(1,167,105)
Income from operations	655,165	175,346
Other income, net
Interest expenses	(88,584)	(84,275)
Interest income	34	135
Other income	29,131	42,771
Exchange (loss) / income	(1,957)	57,949
Other expenses	(29,702)	(17,126)
Income before income tax provision	564,087	174,800
Income tax benefit	43,841	370
Net income	607,928	175,170
Less: Net (loss)/ income attributable to non-controlling interest	(2,504)	9,245
Net income attributable to MaxsMaking Inc.	610,432	165,925
Other comprehensive income/(loss):
Foreign currency translation adjustment	280,847	(108,280)
Comprehensive income	888,775	66,890
Comprehensive income attributable to MaxsMaking Inc.	$ 891,279	$ 57,645
Weighted Average Shares Outstanding- Diluted (in Shares)	16,625,000	15,000,000
Class A ordinary shares
Other comprehensive income/(loss):
Earnings per Share – basic (in Dollars per share)	$ 0.04	$ 0
Earnings per Share – diluted (in Dollars per share)	0.04	0
Class B ordinary shares
Other comprehensive income/(loss):
Earnings per Share – basic (in Dollars per share)	0.04	0
Earnings per Share – diluted (in Dollars per share)	$ 0.04	$ 0